RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 69,018		$ 52,725		$ 8,836
Revenues	10,008,418	$ 1,281,340	7,614,027	$ 7,115,320
Related Party [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	69,018		52,725
Officer [Member] | Payables to clients
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	31,545		29,705
Officer [Member] | Principal Shareholders and Directors And Immediate Family Member of Management [Member] | Brokerage Services and Margin Loans
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues	$ 88		$ 624	$ 1,430